Management Incentive Plans - Schedule of Non-Qualified Stock Option Grants, Activity (Detail) - Non-Qualified Stock Options [Member]	9 Months Ended
Sep. 29, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding and expected to vest, Beginning Balance	16,666
Options, Granted	148,594
Options, Forfeited	(1,000)
Options, Exercised	0
Options, Outstanding and expected to vest, Ending Balance	164,260
Options, Exercisable	0
Weighted Average Exercise Price, Outstanding and expected to vest, Beginning Balance | $ / shares	$ 18.00
Weighted Average Exercise Price, Granted | $ / shares	32.12
Weighted Average Exercise Price, Forfeited | $ / shares	32.32
Weighted Average Exercise Price, Outstanding and expected to vest, Ending Balance | $ / shares	$ 30.69
Weighted Average Remaining Contractual Term (Years), Outstanding and expected to vest	9 years 6 months 11 days
Aggregate Intrinsic Value, Outstanding and expected to vest, Ending Balance | $	$ 0